Land use right net (Details) - ZHEJIANG TIANLAN - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Land use right, gross	¥ 7,361	¥ 7,361
Less: accumulated amortization	(2,511)	(2,364)
Land use right, net	¥ 4,850	¥ 4,997